Subsequent Events (Details) $ in Thousands					12 Months Ended
	Mar. 09, 2023 USD ($)	Mar. 08, 2023 USD ($) shares	Feb. 22, 2023 USD ($)	Feb. 10, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel interest_rate_swap	Mar. 10, 2023 USD ($) interest_rate_swap
Subsequent Event [Line Items]
Number of Derivatives | interest_rate_swap					2
Number of newbuildings on order (no partial payments made by year end) | vessel					2
Proceeds from Contributed Capital					$ 6,000
Number of newbuildings on order (partially paid for) | vessel					3
number of newbuildings on order | vessel					5
Subsequent Event
Subsequent Event [Line Items]
Proceeds from sales of investment in equity-accounted joint venture and vessel (notes 7a(iii) and 19b)			$ 14,900
Stock Issued During Period, Shares, New Issues | shares		11,383,543
Proceeds from Contributed Capital				$ 86,200
Ownership percentage (in percentage)	25.00%
Proceeds from Issuance of Common Stock		$ 215,500
Ownership percentage (in percentage)	25.00%
Proceeds from Issuance of Common Stock		$ 215,500
Subsequent Event | U.S. Dollar-denominated interest rate swaps
Subsequent Event [Line Items]
Number of Derivatives | interest_rate_swap						5
Subsequent Event | U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Events [Abstract]
Derivative, Notional Amount						$ 32,800
Subsequent Event [Line Items]
Fixed Rate Payable						3.10%
Derivative, Notional Amount						$ 32,800
Subsequent Event | U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Subsequent Events [Abstract]
Derivative, Notional Amount						10,800
Subsequent Event [Line Items]
Derivative, Notional Amount						10,800
Subsequent Event | U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Subsequent Events [Abstract]
Derivative, Notional Amount						86,200
Subsequent Event [Line Items]
Derivative, Notional Amount						$ 86,200
Subsequent Event | Exmar LPG Joint Venture
Subsequent Event [Line Items]
Long-term purchase commitment, amount	$ 42,100